Note 8 - Goodwill and Other Intangible Assets - Changes in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 13,030	$ 13,030
Addition to goodwill from acquisition	0	0
Balance	$ 13,030	$ 13,030